Organization and Principal Activities (Tables)	6 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements of the Company	The unaudited condensed consolidated financial statements of the Company include the following entities:
Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
CCSC Cayman	October 19, 2021	Cayman Islands	Parent	Investment holding
CCSC Group	October 19, 2021	BVI	100%	Investment holding
CCSC Technology Group	December 31, 1992	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect HK	July 3, 2007	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect DG	June 28, 1993	Mainland China	100%	Manufacturing of interconnect products
CCSC Interconnect NL	March 14, 2016	Netherlands	100%	Purchase of components
CCSC Technology Serbia	February 27, 2024	Serbia	100%	Manufacture of other electrical equipment